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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment                      [ ]  Amendment Number :
                                                                      -------
This Amendment (Check only one.):            [ ]  is a restatement
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Management, L.P.
Address:   767 Fifth Avenue, 21st Floor
           New York, NY 10153

Form 13F File Number:    28- 06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
Title:    Chief Financial Officer
Phone:    212-457-8010

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                    New York, NY           May 15, 2008
---------------------------        ------------------    --------------------
       (Signature)                   (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                             --------
Form 13F Information Table Entry Total:        22
                                             --------
Form 13F Information Table Value Total:      598,301 (thousands)
                                             --------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name
---       --------------------       ----------------

 1        28-06341                   SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                              ----------------------
                                 TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER
       NAME OF ISSUER             CLASS        CUSIP   (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ -----
AMERICAN APPAREL INC               COM       023850100  26,483  2,802,425   SH              DEFINED     1     2,802,425    0      0
BELO CORP                       COM SER A    080555105  53,825  5,092,212   SH              DEFINED     1     5,092,212    0      0
CAPITOL ACQUISITION CORP DEL       COM       14055E104   4,136    450,000   SH              DEFINED     1       450,000    0      0
CARE INVESTMENT TRUST INC          COM       141657106  31,123  2,950,000   SH              DEFINED     1     2,950,000    0      0
CHART INDS INC                COM PAR $0.01  16115Q308  62,509  1,847,191   SH              DEFINED     1     1,847,191    0      0
HEALTH NET INC                     COM       42222G108  26,526    861,249   SH              DEFINED     1       861,249    0      0
INGERSOLL-RAND COMPANY LTD         CLA       G4776G101 108,341  2,430,262   SH              DEFINED     1     2,430,262    0      0
ISTAR FINL INC                     COM       45031U101   9,470    675,000   SH              DEFINED     1       675,000    0      0
LIBERTY ACQUISITION HLDGS CO       COM       53015Y107  20,373  2,183,600   SH              DEFINED     1     2,183,600    0      0
LIBERTY ACQUISITION HLDGS CO UNIT 99/99/9999 53015Y206   1,207    116,100   SH              DEFINED     1       116,100    0      0
MFA MTG INVTS INC                  COM       55272X102  20,475  3,250,000   SH              DEFINED     1     3,250,000    0      0
NEWSTAR FINANCIAL INC              COM       65251F105   5,613  1,083,642   SH              DEFINED     1     1,083,642    0      0
PFSWEB INC                         COM       717098107     324    367,000   SH              DEFINED     1       367,000    0      0
PHARMERICA CORP                    COM       71714F104  43,746  2,640,053   SH              DEFINED     1     2,640,053    0      0
TRIPLECROWN ACQUISITION CORP       COM       89677G109   6,362    699,100   SH              DEFINED     1       699,100    0      0
TRIPLE-S MGMT CORP                 CLB       896749108  21,251  1,204,021   SH              DEFINED     1     1,204,021    0      0
TRUE RELIGION APPAREL INC          COM       89784N104  43,234  2,330,647   SH              DEFINED     1     2,330,647    0      0
UNION PAC CORP                     COM       907818108  21,691    173,000   SH              DEFINED     1       173,000    0      0
UNIVERSAL AMERICAN CORP            COM       913377107   8,435    795,744   SH              DEFINED     1       795,744    0      0
VICTORY ACQUISITION CORP           COM       92644D100   6,110    650,000   SH              DEFINED     1       650,000    0      0
WELLPOINT INC                      COM       94973V107  74,873  1,696,649   SH              DEFINED     1     1,696,649    0      0
XINYUAN REAL ESTATE CO LTD      SPONS ADR    98417P105   2,196    261,710   SH              DEFINED     1       261,710    0      0